Investment Objectives and Goals	Nov. 11, 2025
21Shares FTSE Crypto 10 Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	21Shares FTSE Crypto 10 Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The 21Shares FTSE Crypto 10 Index ETF (the “Top 10 Fund” or the “Fund”) seeks to track, before fees and expenses, the price performance of the FTSE Crypto 10 Select Index (the “Index”).
21Shares FTSE Crypto 10 ex-BTC Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	21Shares FTSE Crypto 10 ex-BTC Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The 21Shares FTSE Crypto 10 ex-BTC Index ETF (the “ex-BTC Fund” or the “Fund”) seeks to track, before fees and expenses, the price performance of the FTSE Crypto 10 ex Bitcoin Select Index (the “Index”).